Lease (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Lease terms	19 years
Percentage of discount lease payment	90.00%
Operating lease expense	$ 612,194	$ 320,863